Dreyfus Government Cash Management Funds
-Dreyfus Government Securities Cash Management

Incorporated herein by reference is the definitive version of the supplement for Dreyfus Government Securities Cash Management filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 24, 2016 (SEC Accession No. 0000740766-16-000051).